UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21054

BlackRock Florida Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Florida Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31, 2007
Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2007
BlackRock Florida Municipal Bond Trust (BIE)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—150.9%
		Florida—139.3%
$ 1,000		Boynton Beach, Local Hsg. RB, C/HP Cove, Inc. Proj., 5.30%, 1/01/23, ACA	01/13 @ 100	$1,039,170
3,000	[2]	City of Lakeland, Hlth., Hosp. & Nursing Home RB, Lakeland Regl. Hlth. Sys. Proj., 5.50%,
		11/15/12	N/A	3,248,850
3,630		City of Palm Bay, Wtr. Util. Impvts. Wtr. RB, Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,312,790
1,250	[2]	Cnty. of Bay, Pub. Impvts. Sales Tax RB, 5.125%, 9/01/12, AMBAC	N/A	1,322,600
890		Cnty. of Madison, Correctional Fac. Impvts. RB, Twin Oaks Juvenile Dev. Proj., Ser. A,
		6.00%, 7/01/25	07/15 @ 100	918,498
		Cnty. of Miami-Dade,
5,500		Misc. Tax RB, Ser. A, Zero Coupon, 10/01/26, MBIA	04/08 @ 37.301	1,975,270
10,000		Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/30, MBIA	04/08 @ 29.688	2,855,100
5,410		Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/32, MBIA	04/08 @ 26.494	1,378,197
3,350	[2]	Cnty. of Orange, Recreational Fac. Impvts. Misc. RB, 5.125%, 4/01/12, AMBAC	N/A	3,530,531
3,105		Cnty. of Osceola, Recreational Fac. Impvts. RB, Ser. A, 5.00%, 10/01/32, FGIC	10/12 @ 100	3,187,314
1,605		Colonial Cntry. Club Cmnty. Dev. Dist., Econ. Impvts. SA, 6.40%, 5/01/33	05/13 @ 101	1,732,469
1,250		Fleming Island Plantation Cmnty., SA, 4.50%, 5/01/31, MBIA	05/17 @ 100	1,216,025
55		Gateway Svcs. Cmnty. Dev. Dist., Pub. Impvts. SA, Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	55,113
2,100		Greater Orlando Aviation Auth., Port, Arpt. & Marina RB, Orlando Arpt. Facs. Proj., Ser. A,
		5.125%, 10/01/32, FSA	10/12 @ 100	2,161,698
1,000		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.25%, 6/01/26	06/16 @ 100	1,030,360
4,900	[2]	Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth.
		Sys./Sunbelt Proj., Ser. A, 6.00%, 11/15/11	N/A	5,345,655
1,810		Hillsborough Cnty. Indl. Dev. Auth., Elec., Pwr. & Lt. RB, Tampa Elec. Co. Proj., 5.50%,
		10/01/23	10/12 @ 100	1,904,500
3,500		Jacksonville Econ. Dev. Comm., Hlth., Hosp. & Nursing Home Impvts. RB, Mayo Clinic
		Jacksonville Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	3,708,915
1,000		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baptist Med. Ctr.
		Proj., Ser. A, 5.00%, 8/15/37	08/17 @ 100	1,014,300
3,000	[2]	JEA, Elec., Pwr. & Lt. Impvts. RB, Ser. A, 5.50%, 10/01/07	N/A	3,017,040
1,000		Lee Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Shell Point/Alliance Oblig.
		Grp. Proj., 5.125%, 11/15/36	11/16 @ 100	1,007,050
750		Lee Mem. Hlth. Sys. Hosp., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 5.00%,
		4/01/32, AMBAC	04/17 @ 100	782,213
600		Marion Cnty. Hosp. Dist., Hlth., Hosp. & Nursing Home RB, Munroe Reg. Hlth. Sys. Proj.,
		5.00%, 10/01/34	10/17 @ 100	604,296
1,500		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med.
		Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	1,681,470
3,150		Mun. Loan Council, Ad Valorem Ppty. Tax RB, Ser. A, 5.125%, 5/01/32, MBIA	05/12 @ 101	3,291,057
750		New River Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.00%, 5/01/13	No Opt. Call	742,035
1,000		Northern Palm Beach Cnty., Impt. Dist. SA, Ser. B, 4.625%, 8/01/31, ACA	08/17 @ 100	975,070
		Orange Cnty. Hlth. Facs. Auth.,
5,000	[2]	Hlth., Hosp. & Nursing Home Impvts. RB, Orlando Regl. Healthcare Proj., 5.75%, 12/01/12	N/A	5,433,300
340		Misc. RB, Orlando Lutheran Towers Proj., 5.375%, 7/01/20	07/15 @ 100	338,089
305		Misc. RB, Orlando Lutheran Towers Proj., 5.70%, 7/01/26	07/15 @ 100	311,554
3,000	[2]	Palm Beach Cnty. Sch. Brd., Sch. Impvts. Lease Approp. COP, Ser. C, 5.00%, 8/01/12, FSA	N/A	3,154,350

1

BlackRock Florida Municipal Bond Trust (BIE) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Florida— (cont'd)
$ 1,500	[2]	Port St. Lucie, Swr. Impvts. Mult. Util. RB, 5.125%, 9/01/11, MBIA	N/A	$1,573,215
2,000	[2]	South Broward Hosp. Dist., Hlth., Hosp. & Nursing Home Impvts. RB,
		5.60%, 5/01/12	N/A	2,164,460
380		South Florida Wtr. Mgmt. Dist., Wtr. Util. Impvts. Lease Approp. COP,
		5.00%, 10/01/36, AMBAC	10/16 @ 100	394,915
1,560		Stevens Plantation Impvt. Proj. Dependent Spl. Dist., Pub. Impvts. Misc. RB,
		6.375%, 5/01/13	No Opt. Call	1,609,093
2,740		Sumter Cnty. Indl. Dev. Auth., Indl. Impvts. RB, North Sumter Util. Co. LLC
		Proj., 6.80%, 10/01/32, AMT	10/09 @ 100	2,828,831
1,430		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA, Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,547,003
		Volusia Cnty. Edl. Fac. Auth., Univ. & Coll. Impvts. RB, Embry-Riddle Aeronautical Proj.,
1,250		5.20%, 10/15/26, RAA	10/13 @ 100	1,298,788
1,610		5.20%, 10/15/33, RAA	10/13 @ 100	1,669,763
				73,360,947
		Multi-State—6.4%
3,000	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	3,368,610
		Puerto Rico—5.2%
2,565	[2]	Pub. Bldgs. Auth., Pub. Impvts. Lease RB, Ser. D, 5.25%, 7/01/12	N/A	2,723,183

		Total Long-Term Investments (cost $74,337,677)		79,452,740
Shares
(000)
		MONEY MARKET FUND—4.8%
2,511	[4,5]	CMA Florida Mun. Money Fund, 3.14% (cost $2,511,075)	N/A	2,511,075
Total Investments —155.7% (cost $76,848,7526)				$81,963,815
Other assets in excess of liabilities —0.9%				471,051
Preferred shares at redemption value, including dividends payable —(56.6)%				(29,778,091)
Net Assets Applicable to Common Shareholders —100%				$52,656,775

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[2]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2007, the Trust held 6.4% of its net assets, with a current market value of $3,368,610, in securities restricted as to resale.

[4]	Represents an investment in an affiliate.

[5]	Represents current yield as of May 31, 2007.

[6]	Cost for federal income tax purposes is $76,798,353. The net unrealized appreciation on a tax basis is $5,165,462, consisting of $5,245,916 gross unrealized appreciation and $80,454 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
AMT	—	Subject to Alternative Minimum Tax	RAA	—	Radian Asset Assurance
COP	—	Certificate of Participation	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	SA	—	Special Assessment

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Florida Municipal Bond Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007